STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Y $ / shares shares	Dec. 09, 2020 Y $ / shares	Mar. 31, 2020 Y $ / shares	Dec. 31, 2019 Y $ / shares
Class of Warrant or Right [Line Items]
Share price				$ 3.34
Change in fair value of warrant liability | $	$ 56,576	$ (56,417)
Common Stock Warrants Converted | shares	756,498
Shares issued on exercise of warrants | shares	447,938
Riskfree interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input				2
Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input				52.5
Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y				7.8
Minimum
Class of Warrant or Right [Line Items]
Share price		$ 5.13
Collaboration Agreement
Class of Warrant or Right [Line Items]
Share price		$ 3.34			$ 3.34
Common Stock Warrants Converted | shares		756,498
Shares issued on exercise of warrants | shares		447,938
Collaboration Agreement | Riskfree interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		2.0			2.0
Collaboration Agreement | Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		52.5			52.5
Collaboration Agreement | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y		8.0
Collaboration Agreement | Maximum
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y					8.8
Collaboration Agreement | Minimum | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y					8.0
Technical Technical Research and Development Advisor Services
Class of Warrant or Right [Line Items]
Share price		$ 7.98
Common Stock Warrants Converted | shares		366,366
Shares issued on exercise of warrants | shares		244,428
Technical Technical Research and Development Advisor Services | Riskfree interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.5
Technical Technical Research and Development Advisor Services | Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		52.5
Technical Technical Research and Development Advisor Services | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y		0.3
Private Placement Warrants
Class of Warrant or Right [Line Items]
Share price		$ 17.20	$ 24.77
Change in fair value of warrant liability | $		$ (56,400)
Private Placement Warrants | Riskfree interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.4	0.4
Private Placement Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.550	50.0	40.0
Private Placement Warrants | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.048	4.9	5
Private Placement Warrants | Maximum
Class of Warrant or Right [Line Items]
Share price	$ 30.49
Private Placement Warrants | Maximum | Riskfree interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.006
Private Placement Warrants | Minimum
Class of Warrant or Right [Line Items]
Share price	$ 19.82
Private Placement Warrants | Minimum | Riskfree interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.004